Income tax (Tables)	6 Months Ended
Jun. 30, 2018
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Schedule of Major Components of Income Tax

	For the three months ended June 30,		For the six months ended June 30,
	2018	2017	2018	2017
	(in thousands)		(in thousands)
	£	£	£	£
Current tax	1,393	745	2,341	1,077
Deferred tax	(10)	—	(49)	—

Income tax credit	1,383	745	2,292	1,077

	June 30, 2018	December 31, 2017
	(in thousands)
	£	£
Current income tax receivable
U.K. tax	4,641	4,207
U.S. tax	19	18

	4,660	4,225

Deferred tax asset
U.S. deferred tax asset	32	81